Other non-current assets - Schedule of Non-Current Investments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Investments accounted using equity method	€ 35	€ 26
Financial assets at fair value through Other Comprehensive Income	5	0
Total investments	€ 40	€ 26